Investments in subsidiaries - Main subsidiaries of HSBC Bank plc (Details) - 12 months ended Dec. 31, 2022	£ / shares	€ / shares
HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Asset Finance (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HSBC Continental Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
HSBC Bank Malta p.l.c.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.03%
HSBC Bank | HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Par value per share (in GBP per share)	£ 1
HSBC Bank | HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Par value per share (in GBP per share)	£ 1
HSBC Bank | HSBC Trinkaus & Burkhardt AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Par value per share (in GBP per share) | € / shares		€ 1
HSBC Bank | HSBC Continental Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Par value per share (in GBP per share) | € / shares		5
HSBC Bank | HSBC Bank Malta p.l.c.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.03%
Par value per share (in GBP per share) | € / shares		€ 0.3
Ordinary shares
Disclosure of subsidiaries [line items]
Par value per share (in GBP per share)	£ 1.00
Preference shares
Disclosure of subsidiaries [line items]
Par value per share (in GBP per share)	£ 0.01